Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Allowance for credit loss	$ 0	$ 0
Impairment expense	685,666
Deferred revenue	0	$ 0	$ 16,000	$ 0
Allowance for credit loss	$ 0		$ 0